FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Table of financial instruments measured at fair value
The following table summarizes the assets and liabilities measured at fair value in the condensed balance sheets:

	Fair Value Measurements
Balance at June 30, 2016	Level 1	Level 2	Level 3	Total
Assets	($ in millions)
Interest rate swaps	$—	$3.7	$—	$3.7
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	$—	$6.5	$—	$6.5
Commodity forward contracts	—	3.1	—	3.1
Foreign exchange contracts	—	2.1	—	2.1
Balance at December 31, 2015
Assets
Interest rate swaps	$—	$1.1	$—	$1.1
Foreign exchange contracts	—	0.1	—	0.1
Liabilities
Interest rate swaps	$—	$1.6	$—	$1.6
Commodity forward contracts	—	11.6	—	11.6
Balance at June 30, 2015
Assets
Interest rate swaps	$—	$2.3	$—	$2.3
Liabilities
Interest rate swaps	$—	$3.1	$—	$3.1
Commodity forward contracts	—	8.8	—	8.8

Fair value of debt table
The following table summarizes the fair value measurements of debt and the actual debt recorded on our condensed balance sheets:

	Fair Value Measurements				Amount recorded on balance sheets
	Level 1	Level 2	Level 3	Total
	($ in millions)
Balance at June 30, 2016	$—	$3,740.3	$153.0	$3,893.3	$3,695.8
Balance at December 31, 2015	—	3,826.9	153.0	3,979.9	3,848.8
Balance at June 30, 2015	—	533.3	153.0	686.3	664.1